Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2017
Organization and Nature of Operations
Schedule of major subsidiaries and VIEs

The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2017 are described below:

Major Subsidiaries	Place and year of Incorporation
NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China 1999
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China 2006
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China 2009
Lede Technology Co., Ltd. (“Lede Technology”)	Beijing, China 2011
NetEase Media Technology (Beijing) Co., Ltd. (“Media Beijing”)	Beijing, China 2012
HQG, Limited (“HQG”)	Hong Kong, China 2014
Hangzhou Youmai Technology Co., Ltd. (“Hangzhou Youmai”)	Hangzhou, China 2014
Tianjin Wang Zhi Yi Innovation and Technology Co., Ltd. (“Tianjin Technology”)	Tianjin, China 2015
Hangzhou Netease Yanxuan Trading Co., Ltd. (“Hangzhou Yanxuan”)	Hangzhou, China 2016

Major VIEs and VIEs’ subsidiaries	Place and year of Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Beijing NetEase Media Co., Ltd. (previously named “Beijing Guangyitong Advertising Co., Ltd.”) (“NetEase Advertising”)	Beijing, China 1999
Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China 2008
StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China 2008
StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China 2008
Hangzhou NetEase Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China 2009
Wangyibao Co., Ltd. (“Wangyibao Company”)	Hangzhou, China 2010

Schedule of combined financial information of the Group's VIEs included in the accompanying consolidated financial statements of the Group

	December 31,	December 31,
	2016	2017
	RMB	RMB
Total assets	10,631,045	9,729,718
Total liabilities	9,971,110	8,897,521

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenues	19,819,474	31,043,737	40,584,251
Net income	343,942	448,771	357,163

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	931,049	1,736,702	(124,670)
Net cash (used in)/provided by investing activities	(327,330)	(270,733)	122,286
Net cash (used in)/provided by financing activities	(89,996)	(57,000)	4,000